Segment information - Intra-Group pricing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical location
Operating (loss)/profit	$ 3,387	$ 3,677	$ 4,902
(Loss)/profit before tax	1,993	2,227	3,552
Non-current assets	42,524	47,511	47,819
Total assets	60,651	63,354	62,526
Assets acquired	1,547	1,752	9,673
Net operating assets	32,019	35,116	33,784
UK
Disclosure of geographical location
Operating (loss)/profit	(66)	(694)	(526)
(Loss)/profit before tax	(514)	(1,146)	(950)
Non-current assets	4,828	5,371	5,127
Total assets	13,573	12,842	12,704
Assets acquired	556	400	362
Net operating assets	3,471	3,351	3,306
Europe
Disclosure of geographical location
Operating (loss)/profit	3,671	2,482	3,695
(Loss)/profit before tax	3,179	1,918	3,136
Non-current assets	14,529	16,305	15,731
Total assets	17,119	18,962	18,174
Assets acquired	530	629	8,494
Net operating assets	8,913	10,228	8,479
The Americas
Disclosure of geographical location
Operating (loss)/profit	(757)	1,242	1,259
(Loss)/profit before tax	(1,171)	822	919
Non-current assets	22,191	24,811	26,044
Total assets	26,381	28,180	28,792
Assets acquired	356	585	688
Net operating assets	18,598	20,339	20,969
Asia, Africa And Australasia
Disclosure of geographical location
Operating (loss)/profit	539	647	474
(Loss)/profit before tax	499	633	447
Non-current assets	976	1,024	917
Total assets	3,578	3,370	2,856
Assets acquired	105	138	129
Net operating assets	$ 1,037	$ 1,198	$ 1,030